Pension and Other Postretirement Plans Assets of the Aetna Pension Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance	$ 760.3	$ 665.6
Actual return on plan assets	67.1	75.9
Purchases, sales and settlements	68.0	18.1
Transfers Out Of Level 3	(1.7)	0.7
Ending balance	893.7	760.3
Pension Plans [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Actual return on plan assets	589.0	736.8
Expected Return On Plan Assets [Abstract]
Expected long-term return on plan assets (in hundredths)	7.00%	7.50%	7.50%
OPEB Plans [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Actual return on plan assets	2.9	2.1
Expected Return On Plan Assets [Abstract]
Defined Benefit Plan, Expected Percentage Return on Plan Assets	4.10%	4.25%	5.50%
Expected long-term return on plan assets (in hundredths)	4.10%	4.25%	5.50%
Debt Securities [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	48.00%
Debt Securities [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	84.00%	85.00%
Minimum target allocation (in hundredths)	80.00%	80.00%
Maximum target allocation (in hundredths)	90.00%	90.00%
Real Estate Investment [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	7.00%
Real Estate Investment [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Minimum target allocation (in hundredths)	0.00%	0.00%
Maximum target allocation (in hundredths)	10.00%	10.00%
Private Equity Funds [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	4.00%
Equity Securities [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	38.00%
Equity Securities [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	10.00%	10.00%
Minimum target allocation (in hundredths)	5.00%	5.00%
Maximum target allocation (in hundredths)	15.00%	15.00%
Real Estate [Member] | Pension Plans [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance	469.0	433.2
Actual return on plan assets	40.5	47.6
Purchases, sales and settlements	(12.0)	(11.8)
Transfers Out Of Level 3	0	0
Ending balance	497.5	469.0
Real Estate [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	6.00%	5.00%
Other Assets [Member] | Pension Plans [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance	291.3	232.4
Actual return on plan assets	26.6	28.3
Purchases, sales and settlements	80.0	29.9
Transfers Out Of Level 3	(1.7)	0.7
Ending balance	$ 396.2	$ 291.3
Hedge Funds [Member]
Assets of the Aetna Pension Plan [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	3.00%